NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of summarized financial information for subsidiaries with material non-controlling interests [Table Text Block]
	2017	2016
Cash and cash equivalents	$3,325,000	$6,492,000
Other current assets	67,000	214,000
Non-current assets	39,124,000	33,086,000
Total assets	$42,516,000	$39,792,000

Current liabilities	247,000	468,000
Non-current liabilities	281,000	137,000
Total liabilities	$528,000	$605,000

Loss from operations	$2,516,000	$2,255,000
Loss and comprehensive loss	2,462,000	2,470,000

Net cash flow from operating activities	(1,536,000)	(1,266,000)
Net cash flow from investing activities	(2,647,000)	(2,825,000)
Net cash flow from financing activities	1,017,000	10,583,000
Net increase (decrease) in cash and cash equivalents	$(3,166,000)	$6,492,000